Consolidated Statements of Comprehensive Loss (FY) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net loss including noncontrolling interests	$ (2,694,664)	$ (3,707,447)
Other comprehensive income (loss):
Unrealized gain on short-term investments		1,924
Foreign currency translation adjustment	64,923	(144,035)
Comprehensive loss including noncontrolling interests	(2,629,741)	(3,849,558)
Comprehensive loss attributable to noncontrolling interests	26,094	142,672
Comprehensive loss attributable to Cleveland BioLabs, Inc.	$ (2,603,647)	$ (3,706,886)